7. Share-based payments (Details 2) - Jun. 30, 2015 - shares	Total
Common stock warrants issued	2,600,000
Vesting Condition One [Member]
Common stock warrants issued	350,000
Category	Performance
Vesting Condition Two [Member]
Common stock warrants issued	1,530,000
Category	Performance
Vesting Condition Three [Member]
Common stock warrants issued	720,000
Category	Service